                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:         03-31-02
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William B. Frels
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ William B. Frels               St. Paul, MN        5-13-02
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                    FORM 13F

Mairs and Power, Inc.
Discretionary Clients' Holdings as of 03-31-02

ITEM 1                        ITEM 2       ITEM 3        ITEM 4               ITEM 5         ITEM 6        ITEM 7       ITEM 8
                                                                                                                        VOTING
                             TITLE OF                    MARKET                                                        AUTHORITY
NAME OF ISSUER                CLASS        CUSIP         VALUE           SHARES    SH/PRN   INVSTMT       MANAGERS       SOLE
COMMON STOCK
3M Co.                         COM        88579Y101      37,939,614       329,881   SHR       SOLE                       329,881
Abbott Laboratories            COM        002824100       2,938,499        55,865   SHR       SOLE                        55,865
ADC Telecom                    COM        000886101       9,875,448     2,426,400   SHR       SOLE                     2,426,400
Aegon NV                       COM        007924103         220,644         9,028   SHR       SOLE                         9,028
Allstate Corp                  COM        020002101         528,780        14,000   SHR       SOLE                        14,000
American Express               COM        025816109       2,177,884        53,171   SHR       SOLE                        53,171
American Int'l Group           COM        026874107         454,338         6,298   SHR       SOLE                         6,298
American Water Works           COM        030411102         438,000        10,000   SHR       SOLE                        10,000
Amgen                          COM        031162100         555,621         9,310   SHR       SOLE                         9,310
Anadarko Pete Corp             COM        032511107         451,746         8,004   SHR       SOLE                         8,004
Arbitron                       COM        03875Q108       4,253,696       125,849   SHR       SOLE                       125,849
Archer-Daniels                 COM        039483102         217,308        15,600   SHR       SOLE                        15,600
Assoc Banc Corp                COM        045487105         240,730         6,330   SHR       SOLE                         6,330
AT & T                         COM        001957109         705,493        44,936   SHR       SOLE                        44,936
AT&T Wireless Group            COM        00209A106         235,886        26,356   SHR       SOLE                        26,356
Automatic Data Proc            COM        053015103         535,326         9,187   SHR       SOLE                         9,187
Bank of America Corp           COM        060505104       2,885,200        42,417   SHR       SOLE                        42,417
Baxter International           COM        071813109      42,585,191       715,477   SHR       SOLE                       715,477
Bemis                          COM        081437105      26,836,019       493,763   SHR       SOLE                       493,763
BMC Industries                 COM        055607105       1,693,418     1,026,314   SHR       SOLE                     1,026,314
BP PLC                         COM        055622104       7,232,272       136,201   SHR       SOLE                       136,201
Briggs & Stratton              COM        109043109         322,000         7,000   SHR       SOLE                         7,000
Bristol-Myers Squibb           COM        110122108       6,134,235       151,500   SHR       SOLE                       151,500
Burlington Northern            COM        12189T104         884,274        29,300   SHR       SOLE                        29,300
Burlington Resources           COM        122014103       4,314,501       107,620   SHR       SOLE                       107,620
Cardinal Health                COM        14149Y108         746,618        10,532   SHR       SOLE                        10,532
Ceridian                       COM        156779100      24,518,497     1,111,950   SHR       SOLE                     1,111,950
ChevronTexaco Corp             COM        166764100       1,466,405        16,245   SHR       SOLE                        16,245
Cisco                          COM        17275R102         211,794        12,510   SHR       SOLE                        12,510

ITEM 1                        ITEM 2       ITEM 3        ITEM 4               ITEM 5         ITEM 6        ITEM 7       ITEM 8
                                                                                                                        VOTING
                             TITLE OF                    MARKET                                                        AUTHORITY
NAME OF ISSUER                CLASS        CUSIP         VALUE           SHARES    SH/PRN   INVSTMT       MANAGERS       SOLE
Citigroup Inc                  COM        173034109         545,004        11,006   SHR       SOLE                        11,006
Community First Bkshr          COM        203902101         750,612        29,026   SHR       SOLE                        29,026
Community First Bkshr          COM        203902101         483,323        18,690   SHR       SOLE                        18,690
Corning                        COM        219350105       8,946,642     1,174,100   SHR       SOLE                     1,174,100
Covance Inc.                   COM        222816100         389,376        19,200   SHR       SOLE                        19,200
Delta Air Lines                COM        247361108         701,648        21,444   SHR       SOLE                        21,444
Deluxe Corp                    COM        248019101      10,838,579       234,297   SHR       SOLE                       234,297
Donaldson                      COM        257651109      35,227,981       876,100   SHR       SOLE                       876,100
Dupont                         COM        263534109         239,946         5,089   SHR       SOLE                         5,089
Ebenx Inc.                     COM        278668108          32,200        10,000   SHR       SOLE                        10,000
Ecolab Inc                     COM        278865100      28,011,357       612,672   SHR       SOLE                       612,672
EFunds Corp                    COM        28224R101      29,895,629     1,862,656   SHR       SOLE                     1,862,656
Emerson Electric               COM        291011104      38,282,947       667,067   SHR       SOLE                       667,067
Exxon Mobil Corp               COM        30231g102       4,859,023       110,861   SHR       SOLE                       110,861
Federal Natl Mtge              COM        313586109         317,523         3,975   SHR       SOLE                         3,975
First Data Corp                COM        319963104       2,071,315        23,740   SHR       SOLE                        23,740
Franklin Resources Inc         COM        354613101         419,200        10,000   SHR       SOLE                        10,000
Freddie Mac Voting Shs         COM        313400301         380,220         6,000   SHR       SOLE                         6,000
G & K Services Cl A            COM        361268105       5,238,756       140,600   SHR       SOLE                       140,600
General Binding                COM        369154109         146,600        10,000   SHR       SOLE                        10,000
General Electric               COM        369604103       1,684,263        44,974   SHR       SOLE                        44,974
General Mills                  COM        370334104      39,093,597       800,278   SHR       SOLE                       800,278
Genuine Parts                  COM        372460105         523,972        14,250   SHR       SOLE                        14,250
Gillette Company               COM        375766102       2,404,507        70,700   SHR       SOLE                        70,700
Graco Inc                      COM        384109104      42,499,339     1,040,375   SHR       SOLE                     1,040,375
HB Fuller                      COM        359694106      31,843,703     1,063,229   SHR       SOLE                     1,063,229
Hershey                        COM        427866108         747,086        10,900   SHR       SOLE                        10,900
Hewlett-Packard                COM        428236103         182,988        10,200   SHR       SOLE                        10,200
Home Depot                     COM        437076102         834,877        17,175   SHR       SOLE                        17,175
Honeywell Inc                  COM        438516106      33,802,191       883,256   SHR       SOLE                       883,256
Hormel                         COM        440452100      36,457,550     1,333,000   SHR       SOLE                     1,333,000
IBM                            COM        459200101       3,193,205        30,704   SHR       SOLE                        30,704

ITEM 1                        ITEM 2       ITEM 3        ITEM 4               ITEM 5         ITEM 6        ITEM 7       ITEM 8
                                                                                                                        VOTING
                             TITLE OF                    MARKET                                                        AUTHORITY
NAME OF ISSUER                CLASS        CUSIP         VALUE           SHARES    SH/PRN   INVSTMT       MANAGERS       SOLE
Ingersoll Rand                 COM        456866102         510,204        10,200   SHR       SOLE                        10,200
Intel                          COM        458140100       4,671,937       153,632   SHR       SOLE                       153,632
J.P. Morgan Chase & Co         COM        46625H100       3,985,920       111,807   SHR       SOLE                       111,807
Jefferson-Pilot                COM        475070108         380,257         7,593   SHR       SOLE                         7,593
Johnson & Johnson              COM        478160104      41,661,253       641,436   SHR       SOLE                       641,436
Kimberly-Clark                 COM        494368103       5,812,229        89,903   SHR       SOLE                        89,903
Lucent Tech                    COM        549463107         743,078       157,099   SHR       SOLE                       157,099
Medtronic Inc                  COM        585055106      50,795,050     1,123,536   SHR       SOLE                     1,123,536
Merck & Co                     COM        589331107      20,953,805       363,908   SHR       SOLE                       363,908
Merrill Lynch                  COM        590188108       1,262,664        22,800   SHR       SOLE                        22,800
Microsoft                      COM        594918104         858,453        14,234   SHR       SOLE                        14,234
Motorola                       COM        620076109       3,456,278       243,400   SHR       SOLE                       243,400
MTS Systems                    COM        553777103      18,043,410     1,647,800   SHR       SOLE                     1,647,800
Murphy Oil                     COM        626717102         595,200         6,200   SHR       SOLE                         6,200
Newell Rubbermaid              COM        651192106       1,551,658        48,550   SHR       SOLE                        48,550
Nokia                          COM        654902204         266,302        12,840   SHR       SOLE                        12,840
NRG Energy Inc                 COM        629377102       2,205,774       182,900   SHR       SOLE                       182,900
Pacific Centy Finl Corp.       COM        694058108       1,355,120        52,000   SHR       SOLE                        52,000
Patterson Dental               COM        703412106       4,167,469        95,300   SHR       SOLE                        95,300
Pentair Inc                    COM        709631105      28,100,494       624,872   SHR       SOLE                       624,872
PepsiCo Inc                    COM        713448108         241,638         4,692   SHR       SOLE                         4,692
Pfizer Inc                     COM        717081103      42,767,234     1,076,176   SHR       SOLE                     1,076,176
Procter & Gamble               COM        742718109       1,023,963        11,366   SHR       SOLE                        11,366
Providian Financial            COM        74406A102          79,569        10,539   SHR       SOLE                        10,539
Qwest Communications           COM        749121109         897,829       109,225   SHR       SOLE                       109,225
Royal Dutch Petrol             COM        780257804       1,233,064        22,700   SHR       SOLE                        22,700
SAFECO Corp                    COM        786429100         277,146         8,650   SHR       SOLE                         8,650
SBC Communications             COM        78387G103         316,742         8,460   SHR       SOLE                         8,460
Schlumberger Ltd               COM        806857108       7,981,639       135,696   SHR       SOLE                       135,696
Service Master                 COM        81760N109       1,003,750        73,000   SHR       SOLE                        73,000
Sigma Aldrich                  COM        826552101         896,936        19,100   SHR       SOLE                        19,100
St. Jude Medical               COM        790849103      28,694,940       371,937   SHR       SOLE                       371,937

ITEM 1                        ITEM 2       ITEM 3        ITEM 4               ITEM 5         ITEM 6        ITEM 7       ITEM 8
                                                                                                                        VOTING
                             TITLE OF                    MARKET                                                        AUTHORITY
NAME OF ISSUER                CLASS        CUSIP         VALUE           SHARES    SH/PRN   INVSTMT       MANAGERS       SOLE
St. Paul Cos                   COM        792860108      37,961,423       827,948   SHR       SOLE                       827,948
Sturm Ruger                    COM        864159108         309,600        24,000   SHR       SOLE                        24,000
Super Valu                     COM        868536103      28,933,410     1,121,450   SHR       SOLE                     1,121,450
Target Corp                    COM        87612E106      52,581,875     1,219,431   SHR       SOLE                     1,219,431
TCF Financial                  COM        872275102      48,736,115       926,366   SHR       SOLE                       926,366
Toro                           COM        891092108      35,478,867       595,283   SHR       SOLE                       595,283
UnitedHealth Group             COM        910581107         829,157        10,850   SHR       SOLE                        10,850
US Bancorp                     COM        902973304      39,573,455     1,753,365   SHR       SOLE                     1,753,365
Valspar                        COM        920355104      31,466,198       668,640   SHR       SOLE                       668,640
Verizon Comm                   COM        92343v104      18,649,262       404,539   SHR       SOLE                       404,539
Waste Mgmt Inc Del             COM        94106L109         694,875        25,500   SHR       SOLE                        25,500
Wells Fargo & Co               COM        949746101      57,577,330     1,165,533   SHR       SOLE                     1,165,533
Weyerhaeuser                   COM        962166104       5,757,976        91,600   SHR       SOLE                        91,600
Wyeth                          COM        983024100       1,774,848        27,035   SHR       SOLE                        27,035
Xcel Energy Inc.               COM        98389B100       2,196,020        86,628   SHR       SOLE                        86,628
Zimmer Holdings, Inc.          COM        98956P102         300,491         8,825   SHR       SOLE                         8,825

COMMON STOCK SUBTOTAL                                 1,182,256,503    34,595,152                                     34,595,152

PREFERRED STOCK

Barclays Pfd. E                           06738C836         427,210        17,000   SHR       SOLE                        17,000
JP Morgan Pfd.                            46625H209         188,250         2,500   SHR       SOLE                         2,500
St. Paul Capital Pfd. 7.6%                85231F207         871,200        35,200   SHR       SOLE                        35,200


PREFERRED STOCK SUBTOTAL                                  1,486,660         54,700                                        54,700

MUTUAL FUNDS

Acorn Fund                                53015p403         195,865        10,435   SHR       SOLE                        10,435
Dean Witter US Govt Sec                   616969200          97,167        10,930   SHR       SOLE                        10,930

ITEM 1                        ITEM 2       ITEM 3        ITEM 4               ITEM 5         ITEM 6        ITEM 7       ITEM 8
                                                                                                                        VOTING
                             TITLE OF                    MARKET                                                        AUTHORITY
NAME OF ISSUER                CLASS        CUSIP         VALUE           SHARES    SH/PRN   INVSTMT       MANAGERS       SOLE
Fidelity MN Muni                          316412303         244,473        21,867   SHR       SOLE                        21,867
Lib. Newport Tiger Fd Cl B                                  145,950        15,000   SHR       SOLE                        15,000
PW Pace Gov't Sec. Fixed Incom            695740100         174,990        13,768   SHR       SOLE                        13,768
SIT MN Tax Free Inc                       82979K100         637,011        63,765   SHR       SOLE                        63,765
Unts EIF Internet 2000-A                  29471q200          12,512        31,124   SHR       SOLE                        31,124
Vanguard Index Tr 500                     922908108         325,737         3,077   SHR       SOLE                         3,077


MUTUAL FUND SUBTOTAL                                      1,833,705       169,966                                        169,966

GRAND TOTALS                                          1,185,576,868    34,819,818                                     34,819,818

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                           --------------------

Form 13F Information Table Entry Total:
                                                           --------------------

Form 13F Information Table Value Total:                   $
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE